Operating lease receivables - Net - Schedule of Credit Losses (Details) - Impairment Loss Allowance - Operating lease receivables - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance as of January 1	$ 2,536,893	$ 1,916,124	$ 1,957,935
Increase in loss allowance arising from new financial assets recognized in the year	1,652,716	1,615,852	760,072
Decrease in loss allowance from derecognition of financial assets in the year	(2,147,421)	(995,083)	(801,883)
Balance as of December 31, 2024	$ 2,042,188	$ 2,536,893	$ 1,916,124